Loss Per Share - Schedule of Basic and Diluted Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic and diluted loss per share [abstract]
Net loss attributable to shareholders	$ (34,756)	$ (18,186)	$ (60,435)	$ (37,992)
Weighted average number of common shares outstanding	43,555,963	37,617,569	43,532,815	37,004,673
Basic and diluted loss per share (in USD)	$ (0.80)	$ (0.49)	$ (1.39)	$ (1.03)